Vessels Under Construction	12 Months Ended
Dec. 31, 2023
Vessels Under Construction
Vessels Under Construction
8.	Vessels Under Construction

Vessels under construction are analyzed as follows:

Balance – January 1, 2022	18,193,257
Additions during the period	178,459,120
Transfers during the period to vessels, net	(196,652,377)
Balance – December 31, 2022	—

Additions for 2022, as well as the opening balance from 2021, relate to Nissos Kea and Nissos Nikouria, with hull numbers 3211 and 3212, which were named Nissos Kea and Nissos Nikouria upon their respective deliveries. The subsidiaries that own these vessels are wholly owned by OET.